FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Analysis of Financial Instruments Balances) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Current assets
Cash and cash equivalents	₪ 376	₪ 299	₪ 416		₪ 867
Short term deposits	411	552
Trade receivables	560	624
Non- current assets
Long term deposits	155
Trade receivables	232	250
TOTAL ASSETS	5,125	5,015
Current liabilities
Current maturities of notes payable and borrowings	290	367
Trade payables	666	716
Payables in respect of employees	58	103
Other payables	29	23
Lease liabilities	120	131
Non- current liabilities
Notes payable	1,219	1,275
Borrowings from banks	86	138
Financial liability at fair value	4	28
Other non-current liabilities	64	37
Lease liabilities	582	486
TOTAL LIABILITIES	3,402	3,598
Accounts that were set-off under enforceable netting arrangements
Trade receivables, net	792	874
In or linked to USD [Member]
Current assets
Cash and cash equivalents	2	35
Trade receivables	29	45
Non- current assets
TOTAL ASSETS	31	80
Current liabilities
Trade payables	92	194
Lease liabilities	1	1
Non- current liabilities
Lease liabilities	2	3
TOTAL LIABILITIES	95	198
In or linked to other foreign currencies (mainly EURO) [Member]
Current assets
Cash and cash equivalents	4
Trade receivables	7	12
Non- current assets
TOTAL ASSETS	11	12
Current liabilities
Trade payables	11	12
Non- current liabilities
TOTAL LIABILITIES	11	12
NIS linked to CPI [Member]
Non- current assets
TOTAL ASSETS
Current liabilities
Trade payables	29	17
Lease liabilities	119	130
Non- current liabilities
Lease liabilities	580	483
TOTAL LIABILITIES	728	630
NIS unlinked [Member]
Current assets
Cash and cash equivalents	370	264
Short term deposits	411	552
Trade receivables	524	567
Other receivables	7	15
Non- current assets
Long term deposits	155
Trade receivables	232	250
TOTAL ASSETS	1,699	1,648
Current liabilities
Current maturities of notes payable and borrowings	290	366
Trade payables	534	493
Payables in respect of employees	52	79
Other payables	18	12
Non- current liabilities
Notes payable	1,219	1,276
Borrowings from banks	86	138
Financial liability at fair value	4	28
Other non-current liabilities	30
TOTAL LIABILITIES	2,233	2,392
Total [Member]
Current assets
Cash and cash equivalents	376	299
Short term deposits	411	552
Trade receivables	560	624
Other receivables	7	15
Non- current assets
Long term deposits	155
Trade receivables	232	250
TOTAL ASSETS	1,741	1,740
Current liabilities
Current maturities of notes payable and borrowings	290	366
Trade payables	666	716
Payables in respect of employees	52	79
Other payables	18	12
Lease liabilities	120	131
Non- current liabilities
Notes payable	1,219	1,276
Borrowings from banks	86	138
Financial liability at fair value	4	28
Other non-current liabilities	30
Lease liabilities	582	486
TOTAL LIABILITIES	3,067	3,232
In or linked to foreign currencies [Member]
Accounts that were set-off under enforceable netting arrangements
Trade receivables gross amounts	104	126
Set-off	(68)	(69)
Trade receivables, net	36	57
Trade payables gross amounts	171	275
Set-off	(68)	(69)
Trade payables, net	₪ 103	₪ 206

[1]	See note 2(o) regarding the adoption of IFRS 16 - Leases, from the beginning of 2019.